Issued Capital (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Capital Issued

(in thousands)	Note	December 31 2021	December 31 2020

Issued capital

Share capital issued and outstanding: 450,863,952 common shares (December 31, 2020: 449,458,394 common shares)	18.1	$ 3,698,998	$3,646,291

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2020 to December 31, 2021 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2020	447,771,433

Share purchase options exercised 1	1,056,363	Cdn$25.70

Restricted share units released 1	128,405	Cdn$0.00

Dividend reinvestment plan 2	502,193	US$37.87

At December 31, 2020	449,458,394

Share purchase options exercised 1	398,880	Cdn$24.96

Restricted share units released 1	116,880	Cdn$0.00

Dividend reinvestment plan 2	889,798	US$43.33

At December 31, 2021	450,863,952

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.

Schedule of Dividends Declared

	Years Ended December 31

(in thousands, except per share amounts)	2021		2020

Dividends declared per share	$0.57		$0.42

Average number of shares eligible for dividend	450,188		448,777

Total dividends paid	$256,607		$188,486

Paid as follows:
Cash	$218,052	85%	$167,211	89%

DRIP 1	38,555	15%	21,275	11%

Total dividends paid	$256,607	100%	$188,486	100%

Shares issued under the DRIP	890		502

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at December 31, 2021, cumulative dividends of $1,524 million have been declared and paid by the Company.